Summary of composition of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Composition of deferred tax assets and liabilities	$ (5,918)	$ (625)
Deferred tax assets	832	604
Composition of deferred tax assets and liabilities	$ (6,750)	(1,229)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ 158	(1,362)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Composition of deferred tax assets and liabilities	$ 3,602	4,382
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Composition of deferred tax assets and liabilities	$ (15,438)	(12,924)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ 810	3,490
Tax Depreciation [Member]
IfrsStatementLineItems [Line Items]
Nature	Lease liabilities
Composition of deferred tax assets and liabilities	$ 434	1,244
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 885	605
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 914	1,827
Sales Writedowns Llosses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Composition of deferred tax assets and liabilities	$ 333	228
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 1,518	1,250
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ 866	$ 635